Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	20,302,010
Amount of Registration Fee	$ 29,513
Carry Forward Form Type	S-3
Carry Forward File Number	333-206456
Carry Forward Initial Effective Date	Aug. 18, 2015
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,513
Offering Note
(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the amount of common stock registered hereunder shall be deemed to include any additional shares issuable as a result of any stock split, dividend, or other change in the capitalization of the Registrant.
(2) With respect to any secondary offering, the proposed maximum offering price per share of common stock will be determined from time to time in connection with, and at the time of, the sale by the holder of such common stock.
(3) Pursuant to Rule 415(a)(6) under the Securities act, all 20,302,010 shares the registrant’s common stock registered hereunder are unsold securities previously registered on Registration Statement
No. 333-206456
initially filed on August 18, 2015, Registration Statement
No. 333-226883
filed on August 17, 2018, and Registration Statement
No. 333-258714
filed on August 11, 2021 (the “Prior Registration Statements”). Pursuant to Rule 415(a)(6) under the Securities Act, the $29,513 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Because a filing fee previously was paid with respect to those securities, there is no filing fee under this registration statement. In accordance with Rule 415(a)(6), the offering of securities on the Prior Registration Statements will be deemed terminated as of the effective date of this registration statement.